Non-current assets - exploration and evaluation	6 Months Ended
Dec. 31, 2023
Non-current assets - exploration and evaluation [Abstract]
Non-current assets - exploration and evaluation
Note 11. Non-current assets - exploration and evaluation

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Exploration assets	172,185	152,226

Reconciliations
Reconciliations of the written down values at the beginning and end of the current financial period are set out below:

31 Dec 23
$'000

Opening balance at 1 July 2023	152,226
Additions - Rhyolite Ridge	19,958
Exploration expenditure - non-core	32
Exploration expenditure - written off	(31)

Balance at 31 December 2023	172,185